Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Ten:
Putnam Capital Manager Series I-IV
Putnam Capital Manager Series V

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Ten:
Putnam Capital Manager Series V

Supplement dated June 26, 2024 to the variable annuity prospectus dated May 1, 2024 and the updating summary prospectus dated April 29, 2024
This supplement to the variable annuity prospectus and updating summary prospectus outlines changes related to:
2. Key Information Table
All other provisions outlined in the variable annuity prospectus and updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table: The Investment Options (fund fees and expenses) reflected in the “Ongoing Fees and Expenses (annual charges)” table are replaced as follows:

Annual Fee	Minimum	Maximum
Investment Options (fund fees and expenses)	0.47%²	1.55%²
This supplement should be retained for future reference.

HV-8130